CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Cash flows from operating activities
Net loss for the year	¥ (33,488)	$ (4,830)	¥ (118,732)	¥ (27,886)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	3,168	457	9,002	27,513
Provision for credit losses	1,438	207	6,881
Depreciation of property and equipment	2,802	404	8,458	13,754
Noncash lease expenses	2,960	427	39,476	54,466
Loss of disposal of property and equipment	315	45	954	416
Loss from property and equipment impairment	0		7,871	0
Amortization of intangible assets	789	114	1,719	1,949
Loss from intangible assets impairment	0		2,255	0
Loss from equity method investments, net of taxes			36,750	3,852
Loss from goodwill impairment	0		42,307	0
Fair value change of investments	1,927	278	1,106	(2,148)
Gain from disposal of liabilities and a subsidiary			(4,048)	(2,087)
Loss from deregistration of subsidiaries	458	66
Deferred income taxes	118	17	14,436	(3,271)
Changes in operating assets and liabilities and other, net:
Accounts receivable	1,150	166	(1,677)	1,008
Amounts due from related parties	(8,231)	(1,187)	(332)	(515)
Other receivables, deposits and other assets	3,873	558	(11,920)	8,091
Other non-current assets	3,047	440	(1,737)	(91)
Changes in operating lease liabilities	(2,059)	(297)	(59,801)	(57,938)
Amounts due to related parties	584	84	396	587
Accrued expenses and other current liabilities	(7,570)	(1,092)	(3,148)	11,912
Income tax payable	2,449	353	4,577	(2,159)
Deferred revenue	777	112	(66,114)	3,671
Net cash provided by (used in) operating activities	(25,493)	(3,678)	(91,321)	31,124
Cash flows from investing activities
Purchases of property and equipment	(8,659)	(1,249)	(9,876)	(10,441)
Purchases of intangible assets			(120)
Acquisition of businesses, net of cash acquired			(422)	854
Payments to long-term investments	(13,500)	(1,947)	(14,000)	(44,481)
Purchases of short-term investments	(29,349)	(4,234)	(89,544)	(31,000)
Purchases of short-term investments under fair value	(175,849)	(25,365)
Purchases of long-term investments under fair value	(145,910)	(21,047)		(175,820)
Proceeds from maturity of investments	276,565	39,894	128,136	192,884
Loans to related parties			(588)
VIE consolidation			100
Disposal of liabilities			(7,500)
Disposal of a subsidiary			(1,889)
Net cash (used in) provided by investing activities	(96,702)	(13,948)	4,297	(68,004)
Cash flows from financing activities
Contribution from non-controlling interests			3,630	90
Proceeds from related parties loans				100
Repayment on related parties loans	(600)	(87)	(508)
Net proceeds from options exercised				8
Repurchase of ordinary shares	(238)	(34)	(27,795)
Dividends paid to non-controlling interests			(882)
Net cash provided by (used in) financing activities	(838)	(121)	(25,555)	198
Effect of foreign exchange rate changes	27,389	3,950	(3,932)	(16,460)
Net decrease in cash, cash equivalents and restricted cash	(95,644)	(13,797)	(116,511)	(53,142)
Cash, cash equivalents and restricted cash at beginning of the year	272,702	39,337	389,213	442,355
Cash, cash equivalents and restricted cash at end of the year	177,058	25,540	272,702	389,213
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	175,696	25,344	262,429	378,358
Restricted cash	1,362	196	10,273	10,855
Cash, cash equivalents and restricted cash at end of the year	177,058	25,540	272,702	389,213
Supplemental disclosure of cash flow information:
Income taxes paid	156	23	3,315	10,189
Cash paid for amounts included in measurement of lease liabilities	4,516	651	39,013	59,547
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	2,491	359	30,259	51,434
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	¥ 120	$ 17	¥ 326	302
Non-cash contribution from non-controlling interests				¥ 11,686